Acquisitions (Summary of Acquisitions) (Details) - USD ($) $ in Thousands	Sep. 08, 2015	Jun. 30, 2016	Jun. 30, 2015
Business Acquisition [Line Items]
Total consideration	$ 4,010
Consideration transferred:
Contingent consideration	2,250
Final allocation:
Goodwill		$ 11,270	$ 24,722
DraftDay.com
Final allocation:
Goodwill	1,591
Intangible assets	3,012
Other Assets	799
Total liabilities	(1,392)
Total consideration	4,010
Viggle Common Stock | DraftDay.com
Business Acquisition [Line Items]
Consideration transferred	$ 1,760